Property, plant and equipment (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Beginning Balance	¥ 53,720,000
Depreciation	2,903,000	¥ 2,952,000
Ending Balance	53,720,000
Carrying Amount Of Assets	36,325,000	39,228,000
Balance At The Beginning	14,492,000	11,540,000
Balance At The End	17,395,000	14,492,000
Property [Member]
Statement [Line Items]
Beginning Balance	48,140,000
Depreciation	2,286	2,286,000
Ending Balance	11,899,000
Carrying Amount Of Assets	36,241,000	38,527,000
Balance At The Beginning	9,613,000	7,327,000
Balance At The End	11,899,000	9,613,000
Leasehold improvement [Member]
Statement [Line Items]
Beginning Balance	3,923,000
Depreciation	507,000	553,000
Ending Balance	3,923,000
Carrying Amount Of Assets	0	507,000
Balance At The Beginning	3,416,000	2,863,000
Balance At The End	3,923,000	3,416,000
Office equipment & furniture [Member]
Statement [Line Items]
Beginning Balance	1,078,000
Depreciation	110,000	113,000
Ending Balance	1,023,000
Carrying Amount Of Assets	55,000	165,000
Balance At The Beginning	913,000	800,000
Balance At The End	1,023,000	913,000
Motor vehicles [member]
Statement [Line Items]
Beginning Balance	579,000
Depreciation	0	0
Ending Balance	550,000
Carrying Amount Of Assets	29,000	29,000
Balance At The Beginning	550,000	550,000
Balance At The End	¥ 550,000	¥ 550,000